Income Tax Expense/(Credit) - Components of Income Tax Benefits/(Expenses) (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Hong Kong profits tax
Charge for the year	$ 104,423,916	$ 96,708,600	$ 69,585,469
Overprovision in prior year		(143,606)
Deferred tax		(242,913,577)	79,556,400
The People's Republic of China withholding tax Charge for the year	4,871,121	8,807,816	9,207,649
Income tax expense/(credit)	$ 109,295,037	$ (137,540,767)	$ 158,349,518